John Hancock Equity Funds

Supplement to the Class A, Class B, and Class C Shares Prospectus

dated March 1, 2006 as revised August 1, 2006

John Hancock Focused Equity Fund

On January 19, 2007, the Trustees of John Hancock Focused Equity Fund (the “Fund”) voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund with another John Hancock Fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on April 18, 2007, the Fund would transfer all of its assets and liabilities to Mid Cap Equity Fund in a tax-free exchange for shares of equal value of Mid Cap Equity Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus which is scheduled to be mailed to the Fund’s shareholders on or about March 2, 2007.

John Hancock Mid Cap Growth Fund

On January 19, 2007, the Trustees of John Hancock Mid Cap Growth Fund (the “Fund”) voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund with another John Hancock Fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on April 18, 2007, the Fund would transfer all of its assets and liabilities to Growth Opportunities Fund in a tax-free exchange for shares of equal value of Growth Opportunities Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus which is scheduled to be mailed to the Fund’s shareholders on or about March 12, 2007.

EQTPS15 2/07	February 14, 2007

John Hancock Equity Funds

Supplement to the Class I Shares Prospectus

dated March 1, 2006 as revised August 1, 2006

John Hancock Mid Cap Growth Fund

On January 19, 2007, the Trustees of John Hancock Mid Cap Growth Fund (the “Fund”) voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund with another John Hancock Fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on April 18, 2007, the Fund would transfer all of its assets and liabilities to Growth Opportunities Fund in a tax-free exchange for shares of equal value of Growth Opportunities Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus which is scheduled to be mailed to the Fund’s shareholders on or about March 12, 2007.

KEQPS13 2/07	February 14, 2007

John Hancock International Funds

Supplement to the Class A, Class B and Class C Shares Prospectus

dated March 1, 2006

John Hancock International Fund

On January 19, 2007, the Trustees of John Hancock International Fund (the “Fund”) voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund with another John Hancock Fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on April 18, 2007, the Fund would transfer all of its assets and liabilities to International Core Fund in a tax-free exchange for shares of equal value of International Core Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus which is scheduled to be mailed to the Fund’s shareholders on or about March 12, 2007.

INTPS5 2/07	February 14, 2007

John Hancock International Funds

Supplement to the Class I Share Prospectus

dated March 1, 2006 as revised April 17, 2006

John Hancock International Fund

On January 19, 2007, the Trustees of John Hancock International Fund (the “Fund”) voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund with another John Hancock Fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on April 18, 2007, the Fund would transfer all of its assets and liabilities to International Core Fund in a tax-free exchange for shares of equal value of International Core Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus which is scheduled to be mailed to the Fund’s shareholders on or about March 12, 2007.

KITPS5 2/07	February 14, 2007